Vanguard® Multi-Sector Income Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.9%)
[1]	United States Treasury Note/Bond	0.500%	2/28/26	2,364	2,201
	United States Treasury Note/Bond	1.875%	2/15/41	300	205
	United States Treasury Note/Bond	2.250%	5/15/41	287	208
	United States Treasury Note/Bond	2.500%	2/28/26–2/15/45	2,466	2,336
	United States Treasury Note/Bond	3.000%	5/15/45–8/15/48	760	579
[2]	United States Treasury Note/Bond	3.250%	6/30/27–5/15/42	997	931
	United States Treasury Note/Bond	3.375%	8/15/42–11/15/48	473	388
	United States Treasury Note/Bond	3.875%	2/15/43–5/15/43	312	282
	United States Treasury Note/Bond	4.125%	6/15/26	500	494
	United States Treasury Note/Bond	4.250%	1/31/26	497	492
	United States Treasury Note/Bond	4.375%	11/30/30	400	400
	United States Treasury Note/Bond	4.625%	10/15/26–2/15/40	975	980
	United States Treasury Note/Bond	4.750%	11/15/53	203	210
Total U.S. Government and Agency Obligations (Cost $9,752)					9,706
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Bermuda (0.2%)
[3,4,5]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	250	249
United States (0.4%)
[3,4]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	200	200
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	250	251
[3,4]	Subway Funding LLC Series 2024-1A	6.505%	7/30/54	270	275
					726
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $970)					975
Corporate Bonds (73.0%)
Argentina (0.1%)
[3]	Pan American Energy LLC	8.500%	4/30/32	165	173
Australia (0.1%)
	Rio Tinto Finance USA plc	5.000%	3/9/33	50	50
[4]	Westpac Banking Corp.	2.894%	2/4/30	100	98
					148
Brazil (0.8%)
[4]	Braskem Netherlands Finance BV	5.875%	1/31/50	200	147
	Petrobras Global Finance BV	8.750%	5/23/26	20	21
	Petrobras Global Finance BV	7.375%	1/17/27	940	969
[3]	Yinson Boronia Production BV	8.947%	7/31/42	200	202
					1,339
Canada (3.0%)
[3]	1011778 BC ULC	3.875%	1/15/28	380	356
[3]	1011778 BC ULC	6.125%	6/15/29	420	421
[3]	Air Canada	3.875%	8/15/26	420	400
	Bank of Montreal	3.088%	1/10/37	95	78
[3]	Bombardier Inc.	8.750%	11/15/30	300	324
[3]	Bombardier Inc.	7.250%	7/1/31	215	221
[3]	Bombardier Inc.	7.000%	6/1/32	80	81
	Canadian Natural Resources Ltd.	2.950%	7/15/30	40	35
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10	9
	Enbridge Inc.	5.700%	3/8/33	300	302
[3]	Garda World Security Corp.	7.750%	2/15/28	60	61
[3]	Hudbay Minerals Inc.	4.500%	4/1/26	80	78
[3]	Hudbay Minerals Inc.	6.125%	4/1/29	150	149
[3]	NOVA Chemicals Corp.	4.250%	5/15/29	80	71
[3]	NOVA Chemicals Corp.	9.000%	2/15/30	410	433
	Nutrien Ltd.	4.900%	3/27/28	25	25
	Nutrien Ltd.	4.200%	4/1/29	100	96
[3]	Ontario Gaming GTA LP	8.000%	8/1/30	50	51
	Rogers Communications Inc.	5.000%	2/15/29	1,200	1,185
[4]	Royal Bank of Canada	4.900%	1/12/28	350	347
[4]	Royal Bank of Canada	5.150%	2/1/34	60	60

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Toronto-Dominion Bank	5.532%	7/17/26	90	90
					4,873
Chile (0.5%)
[3]	Antofagasta plc	6.250%	5/2/34	300	310
[3]	Cencosud SA	5.950%	5/28/31	300	301
[3]	Sociedad Quimica y Minera de Chile SA	6.500%	11/7/33	200	208
					819
China (0.1%)
	NXP BV	5.000%	1/15/33	140	137
Dominican Republic (0.1%)
[3,5]	Aeropuertos Dominicanos Siglo XXI SA	7.000%	6/30/34	200	202
Finland (0.0%)
[3]	Amer Sports Co.	6.750%	2/16/31	55	55
France (0.4%)
[3]	Altice France SA	5.125%	7/15/29	355	234
[3]	SNF Group SACA	3.125%	3/15/27	410	377
[3]	SNF Group SACA	3.375%	3/15/30	70	60
					671
Germany (0.7%)
[3]	Daimler Truck Finance North America LLC	5.400%	9/20/28	150	151
[3]	Daimler Truck Finance North America LLC	5.500%	9/20/33	150	151
	Deutsche Bank AG	7.146%	7/13/27	150	153
	Deutsche Bank AG	5.706%	2/8/28	150	150
	Deutsche Bank AG	6.819%	11/20/29	75	78
[3]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	200	202
[3]	Volkswagen Group of America Finance LLC	6.450%	11/16/30	200	210
					1,095
Ireland (1.1%)
	AerCap Ireland Capital DAC	2.450%	10/29/26	370	345
	AerCap Ireland Capital DAC	6.100%	1/15/27	200	203
	AerCap Ireland Capital DAC	5.750%	6/6/28	150	152
[3]	Flutter Treasury Designated Activity Co.	6.375%	4/29/29	130	131
[3]	GGAM Finance Ltd.	8.000%	2/15/27	375	388
[3]	GGAM Finance Ltd.	8.000%	6/15/28	235	247
[3]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	199
[3]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	198
					1,863
Israel (0.5%)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	90	84
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	25	24
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	310	333
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	225	250
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	180	126
					817
Japan (0.8%)
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	200	201
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	199
[4]	Mizuho Financial Group Inc.	2.201%	7/10/31	50	42
[5]	Nomura Holdings Inc.	5.594%	7/2/27	200	200
[5]	Nomura Holdings Inc.	5.783%	7/3/34	250	249
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	430	434
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	50	42
					1,367
Luxembourg (0.0%)
[3]	Altice Financing SA	5.750%	8/15/29	75	54
Macao (0.5%)
[3]	MGM China Holdings Ltd.	7.125%	6/26/31	95	96
[3]	Studio City Co. Ltd.	7.000%	2/15/27	50	50
[3]	Studio City Finance Ltd.	5.000%	1/15/29	300	264
[3]	Wynn Macau Ltd.	5.625%	8/26/28	40	37
[3]	Wynn Macau Ltd.	5.125%	12/15/29	360	325
					772

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Netherlands (0.3%)
[3]	Sunrise FinCo I BV	4.875%	7/15/31	280	254
[3]	Sunrise HoldCo IV BV	5.500%	1/15/28	85	82
[3]	VZ Secured Financing BV	5.000%	1/15/32	30	26
[3]	Ziggo BV	4.875%	1/15/30	140	125
					487
Norway (0.0%)
[3]	Seadrill Finance Ltd.	8.375%	8/1/30	25	26
Poland (0.5%)
[3]	Canpack SA	3.125%	11/1/25	290	279
[3]	Canpack SA	3.875%	11/15/29	520	465
					744
Spain (0.1%)
	Banco Santander SA	6.607%	11/7/28	100	105
	Banco Santander SA	6.921%	8/8/33	50	52
					157
Switzerland (0.7%)
	UBS AG	5.000%	7/9/27	50	50
	UBS AG	7.500%	2/15/28	50	53
[3]	UBS Group AG	6.327%	12/22/27	200	203
[3]	UBS Group AG	4.282%	1/9/28	300	288
[3]	UBS Group AG	5.617%	9/13/30	260	261
[3]	UBS Group AG	4.194%	4/1/31	250	233
					1,088
Turkey (0.3%)
[3]	Sisecam UK plc	8.625%	5/2/32	400	407
United Kingdom (3.7%)
[3]	BAE Systems plc	5.125%	3/26/29	410	408
[3]	BAE Systems plc	5.250%	3/26/31	200	199
	Barclays plc	5.674%	3/12/28	200	200
	Barclays plc	7.119%	6/27/34	230	245
	BAT Capital Corp.	3.557%	8/15/27	61	58
	BAT Capital Corp.	2.259%	3/25/28	2,070	1,854
	BAT Capital Corp.	7.750%	10/19/32	180	202
	BAT Capital Corp.	6.421%	8/2/33	85	89
	BAT International Finance plc	5.931%	2/2/29	100	102
	Diageo Capital plc	5.500%	1/24/33	100	103
[3]	Howden UK Refinance plc	7.250%	2/15/31	140	139
[3]	Howden UK Refinance plc	8.125%	2/15/32	300	299
	HSBC Holdings plc	5.887%	8/14/27	275	277
[4]	HSBC Holdings plc	2.013%	9/22/28	200	180
	HSBC Holdings plc	7.399%	11/13/34	70	76
[3]	Lseg US Fin Corp.	4.875%	3/28/27	200	198
[3]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	300	305
	National Grid plc	5.602%	6/12/28	70	71
[3]	NatWest Markets plc	5.416%	5/17/27	500	500
[3]	Standard Chartered plc	5.688%	5/14/28	200	200
[3]	Virgin Media Finance plc	5.000%	7/15/30	200	165
[3]	Virgin Media Secured Finance plc	5.500%	5/15/29	150	137
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	140	119
					6,126
United States (58.5%)
	AbbVie Inc.	4.800%	3/15/29	735	731
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/30	280	281
	AEP Texas Inc.	5.450%	5/15/29	75	75
	AEP Texas Inc.	5.400%	6/1/33	50	49
	AES Corp.	5.450%	6/1/28	50	50
	AES Corp.	2.450%	1/15/31	100	82
	Albemarle Corp.	4.650%	6/1/27	5	5
[3]	Albertsons Cos. Inc.	6.500%	2/15/28	200	201
[3]	Alliant Energy Finance LLC	5.400%	6/6/27	250	251
[3]	Allison Transmission Inc.	4.750%	10/1/27	210	203
	Allstate Corp.	5.250%	3/30/33	170	169
[3]	AMC Networks Inc.	10.250%	1/15/29	280	276
	Ameren Corp.	5.700%	12/1/26	540	544
	Ameren Illinois Co.	4.950%	6/1/33	50	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	American Airlines Inc.	5.500%	4/20/26	100	99
[3]	American Airlines Inc.	7.250%	2/15/28	94	94
[3]	American Airlines Inc.	5.750%	4/20/29	125	122
[3]	American Airlines Inc.	8.500%	5/15/29	400	416
	American Axle & Manufacturing Inc.	5.000%	10/1/29	290	266
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	160	150
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	60	54
	American Electric Power Co. Inc.	5.200%	1/15/29	190	189
	American Express Co.	5.850%	11/5/27	90	92
	American Express Co.	5.098%	2/16/28	120	119
	American Express Co.	6.489%	10/30/31	200	213
	American Express Co.	5.915%	4/25/35	10	10
	American Tower Corp.	2.100%	6/15/30	50	42
	Amgen Inc.	5.150%	3/2/28	165	165
	Amgen Inc.	3.000%	2/22/29	90	83
	Amgen Inc.	5.250%	3/2/30	135	136
[3]	AmWINS Group Inc.	6.375%	2/15/29	175	176
[3]	AmWINS Group Inc.	4.875%	6/30/29	85	79
[3]	Antero Midstream Partners LP	6.625%	2/1/32	105	106
	Aon North America Inc.	5.125%	3/1/27	50	50
	Aon North America Inc.	5.150%	3/1/29	190	189
[3]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	395	335
	Ares Capital Corp.	5.875%	3/1/29	70	69
	Ares Capital Corp.	5.950%	7/15/29	430	423
[3]	Arsenal AIC Parent LLC	8.000%	10/1/30	315	331
[3]	Asbury Automotive Group Inc.	5.000%	2/15/32	50	45
	AT&T Inc.	2.300%	6/1/27	860	796
	AT&T Inc.	2.750%	6/1/31	155	133
	AT&T Inc.	5.400%	2/15/34	58	58
[3]	AthenaHealth Group Inc.	6.500%	2/15/30	260	240
	Atlassian Corp.	5.250%	5/15/29	50	50
	Atmos Energy Corp.	5.900%	11/15/33	50	52
	AutoZone Inc.	6.250%	11/1/28	40	42
[3]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	215	224
[3]	Axalta Coating Systems LLC	4.750%	6/15/27	160	156
[3]	B&G Foods Inc.	8.000%	9/15/28	140	142
	Ball Corp.	6.875%	3/15/28	125	128
	Ball Corp.	6.000%	6/15/29	75	75
	Ball Corp.	2.875%	8/15/30	250	213
	Ball Corp.	3.125%	9/15/31	60	51
	Bank of America Corp.	1.734%	7/22/27	183	170
	Bank of America Corp.	5.933%	9/15/27	450	455
[4]	Bank of America Corp.	3.970%	3/5/29	50	48
[4]	Bank of America Corp.	2.087%	6/14/29	100	89
[4]	Bank of America Corp.	4.271%	7/23/29	90	87
[4]	Bank of America Corp.	3.194%	7/23/30	100	91
[4]	Bank of America Corp.	1.922%	10/24/31	180	147
	Bank of America Corp.	5.468%	1/23/35	50	50
[4]	Bank of New York Mellon Corp.	3.400%	1/29/28	40	38
	Bank of New York Mellon Corp.	4.543%	2/1/29	100	98
[4]	Bank of New York Mellon Corp.	4.975%	3/14/30	60	60
[4]	Bank of New York Mellon Corp.	5.834%	10/25/33	100	104
[4]	Bank of New York Mellon Corp.	4.967%	4/26/34	70	68
[4]	Bank of New York Mellon Corp.	6.474%	10/25/34	70	75
[4]	Bank of New York Mellon Corp.	5.188%	3/14/35	200	197
	Bath & Body Works Inc.	6.875%	11/1/35	75	76
[3]	Bausch + Lomb Corp.	8.375%	10/1/28	324	332
[3]	Beacon Roofing Supply Inc.	6.500%	8/1/30	300	302
	Becton Dickinson & Co.	4.693%	2/13/28	125	123
	Becton Dickinson & Co.	4.874%	2/8/29	100	99
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	90	84
[3]	Big River Steel LLC	6.625%	1/31/29	110	110
	BlackRock Funding Inc.	5.000%	3/14/34	160	159
[3]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	69	54
	Block Inc.	2.750%	6/1/26	20	19
	Block Inc.	3.500%	6/1/31	65	56
[3]	Block Inc.	6.500%	5/15/32	310	314
	Blue Owl Capital Corp.	5.950%	3/15/29	60	59
[3]	Blue Racer Midstream LLC	7.000%	7/15/29	185	188
[3]	Blue Racer Midstream LLC	7.250%	7/15/32	85	87

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Boeing Co.	6.298%	5/1/29	160	162
[3]	Boeing Co.	6.388%	5/1/31	170	173
[3]	Boost Newco Borrower LLC	7.500%	1/15/31	110	115
	Boyd Gaming Corp.	4.750%	12/1/27	150	144
[3]	Boyne USA Inc.	4.750%	5/15/29	175	164
	BP Capital Markets America Inc.	3.633%	4/6/30	45	42
	Brandywine Operating Partnership LP	8.875%	4/12/29	175	183
[3]	Brink's Co.	6.500%	6/15/29	40	40
	Bristol-Myers Squibb Co.	3.400%	7/26/29	45	42
	Bristol-Myers Squibb Co.	5.750%	2/1/31	30	31
	Bristol-Myers Squibb Co.	5.100%	2/22/31	250	251
	Broadcom Inc.	4.150%	11/15/30	440	416
[3]	Broadcom Inc.	4.150%	4/15/32	65	60
	Broadcom Inc.	4.300%	11/15/32	100	93
[3]	Broadcom Inc.	3.419%	4/15/33	90	78
	Brown & Brown Inc.	5.650%	6/11/34	100	99
[3]	Builders FirstSource Inc.	6.375%	3/1/34	315	312
[3]	Cable One Inc.	4.000%	11/15/30	269	201
[3]	Caesars Entertainment Inc.	4.625%	10/15/29	200	183
[3]	Caesars Entertainment Inc.	7.000%	2/15/30	30	31
[3]	Caesars Entertainment Inc.	6.500%	2/15/32	120	121
[3]	Calpine Corp.	4.500%	2/15/28	320	304
[3]	Calpine Corp.	5.125%	3/15/28	126	121
[3]	Calpine Corp.	4.625%	2/1/29	175	163
[3]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	125	123
	Capital One Financial Corp.	7.149%	10/29/27	400	413
	Capital One Financial Corp.	6.312%	6/8/29	100	102
	Capital One Financial Corp.	5.700%	2/1/30	150	151
	Capital One Financial Corp.	3.273%	3/1/30	150	135
[3]	Carnival Corp.	5.750%	3/1/27	340	336
[3]	Carnival Corp.	4.000%	8/1/28	130	122
[3]	Carnival Corp.	6.000%	5/1/29	175	173
[3]	Carnival Corp.	10.500%	6/1/30	5	5
[3]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	90	97
[3]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	210	201
[3]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	365	349
[3]	CCO Holdings LLC	5.000%	2/1/28	180	168
[3]	CCO Holdings LLC	5.375%	6/1/29	230	209
[3]	CCO Holdings LLC	4.750%	3/1/30	1,305	1,130
[3]	CCO Holdings LLC	4.250%	2/1/31	150	122
	Centene Corp.	2.450%	7/15/28	240	213
	Centene Corp.	3.000%	10/15/30	90	77
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	40	40
[3]	Central Parent LLC	8.000%	6/15/29	195	198
	Charles Schwab Corp.	5.643%	5/19/29	60	61
	Charles Schwab Corp.	6.196%	11/17/29	70	73
	Charles Schwab Corp.	6.136%	8/24/34	114	119
[3]	Chart Industries Inc.	7.500%	1/1/30	20	21
[3]	Chart Industries Inc.	9.500%	1/1/31	210	227
	Charter Communications Operating LLC	6.150%	11/10/26	500	505
	Charter Communications Operating LLC	3.750%	2/15/28	640	595
	Chemours Co.	5.375%	5/15/27	100	95
[3]	Chemours Co.	5.750%	11/15/28	10	9
[3]	Chemours Co.	4.625%	11/15/29	540	465
	Cheniere Energy Partners LP	4.000%	3/1/31	130	118
	Cheniere Energy Partners LP	3.250%	1/31/32	30	26
	Cheniere Energy Partners LP	5.950%	6/30/33	35	35
[3]	Churchill Downs Inc.	4.750%	1/15/28	280	268
[3]	Churchill Downs Inc.	5.750%	4/1/30	65	63
	Cisco Systems Inc.	4.950%	2/26/31	370	370
[4]	Citibank NA	5.570%	4/30/34	250	254
[4]	Citigroup Inc.	3.668%	7/24/28	140	133
	Citigroup Inc.	4.125%	7/25/28	75	72
[4]	Citigroup Inc.	2.666%	1/29/31	195	170
[3]	Civitas Resources Inc.	8.375%	7/1/28	205	215
[3]	Civitas Resources Inc.	8.625%	11/1/30	225	241
[3]	Civitas Resources Inc.	8.750%	7/1/31	75	80
[3]	Clarios Global LP	6.250%	5/15/26	80	80
[3]	Clarios Global LP	8.500%	5/15/27	275	277
[3]	Clean Harbors Inc.	4.875%	7/15/27	80	77

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Clean Harbors Inc.	6.375%	2/1/31	20	20
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	360	344
[3]	Clearway Energy Operating LLC	3.750%	2/15/31	140	122
[3]	Clearway Energy Operating LLC	3.750%	1/15/32	124	106
[3]	Cleveland-Cliffs Inc.	6.750%	4/15/30	100	99
[3]	Cleveland-Cliffs Inc.	7.000%	3/15/32	270	267
[3]	Cloud Software Group Inc.	6.500%	3/31/29	115	110
[3]	Cloud Software Group Inc.	9.000%	9/30/29	160	155
[3]	Cloud Software Group Inc.	8.250%	6/30/32	385	392
[3]	CNX Resources Corp.	6.000%	1/15/29	140	137
[3]	CNX Resources Corp.	7.375%	1/15/31	15	15
[3]	CNX Resources Corp.	7.250%	3/1/32	180	183
[3]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	75	74
[3]	CommScope Inc.	7.125%	7/1/28	70	29
[3]	Community Health Systems Inc.	5.625%	3/15/27	150	140
[3]	Community Health Systems Inc.	10.875%	1/15/32	365	380
	Conagra Brands Inc.	5.300%	10/1/26	55	55
	Constellation Brands Inc.	2.250%	8/1/31	50	41
	Corebridge Financial Inc.	3.650%	4/5/27	60	57
	Corebridge Financial Inc.	3.850%	4/5/29	10	9
	Corebridge Financial Inc.	3.900%	4/5/32	60	54
	Cotiviti Inc.	7.625%	5/1/31	115	114
[3]	Coty Inc.	4.750%	1/15/29	100	95
[3]	Coty Inc.	6.625%	7/15/30	250	254
[3]	Credit Acceptance Corp.	9.250%	12/15/28	85	90
[3]	CrownRock LP	5.625%	10/15/25	190	190
[3]	CSC Holdings LLC	11.750%	1/31/29	95	81
[3]	CSC Holdings LLC	4.125%	12/1/30	180	117
[3]	CSC Holdings LLC	3.375%	2/15/31	25	16
[3]	CSC Holdings LLC	4.500%	11/15/31	175	113
	CubeSmart LP	2.500%	2/15/32	45	37
	CVS Health Corp.	4.300%	3/25/28	153	148
	CVS Health Corp.	5.300%	6/1/33	200	195
	Dana Inc.	4.250%	9/1/30	30	26
	Dana Inc.	4.500%	2/15/32	55	47
[3]	DaVita Inc.	3.750%	2/15/31	220	188
	Dell International LLC	4.900%	10/1/26	325	322
	Dell International LLC	5.400%	4/15/34	17	17
[3]	Delta Air Lines Inc.	4.750%	10/20/28	2,176	2,122
[3]	Diamond Foreign Asset Co.	8.500%	10/1/30	285	299
	Diamondback Energy Inc.	5.200%	4/18/27	295	295
	Diamondback Energy Inc.	3.125%	3/24/31	5	4
[3]	Directv Financing LLC	5.875%	8/15/27	95	89
[3]	DISH Network Corp.	11.750%	11/15/27	394	387
[3]	DT Midstream Inc.	4.125%	6/15/29	460	425
[4]	DTE Energy Co.	3.400%	6/15/29	50	46
	Duke Energy Corp.	5.000%	12/8/27	10	10
	Duke Energy Progress LLC	3.400%	4/1/32	50	44
[3]	Element Solutions Inc.	3.875%	9/1/28	245	225
	Elevance Health Inc.	5.150%	6/15/29	70	70
[3]	EMRLD Borrower LP	6.625%	12/15/30	165	166
[3]	Endo Finance Holdings Inc.	8.500%	4/15/31	130	134
[3]	Energizer Holdings Inc.	4.750%	6/15/28	322	302
[3]	Energizer Holdings Inc.	4.375%	3/31/29	70	63
	Energy Transfer LP	4.400%	3/15/27	70	68
[4]	Energy Transfer LP	5.500%	6/1/27	164	165
	Energy Transfer LP	5.250%	4/15/29	70	70
	Energy Transfer LP	6.400%	12/1/30	165	173
	Energy Transfer LP	5.750%	2/15/33	40	40
[3]	Entegris Inc.	4.375%	4/15/28	115	108
[3]	Entegris Inc.	4.750%	4/15/29	55	53
[3]	Entegris Inc.	5.950%	6/15/30	250	247
	Enterprise Products Operating LLC	2.800%	1/31/30	160	143
[3]	EQM Midstream Partners LP	7.500%	6/1/27	50	51
	EQM Midstream Partners LP	5.500%	7/15/28	80	79
[3]	EQM Midstream Partners LP	7.500%	6/1/30	150	160
[3]	EQM Midstream Partners LP	4.750%	1/15/31	275	257
[3]	ERAC USA Finance LLC	4.600%	5/1/28	80	79
	ERP Operating LP	2.500%	2/15/30	40	35
	Exelon Corp.	5.150%	3/15/28	60	60

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Corp.	3.350%	3/15/32	80	70
	Extra Space Storage LP	5.900%	1/15/31	130	133
[3]	Fiesta Purchaser Inc.	7.875%	3/1/31	15	16
	Fifth Third Bancorp	3.950%	3/14/28	100	95
	Fifth Third Bancorp	4.055%	4/25/28	586	561
	Fifth Third Bancorp	6.339%	7/27/29	100	103
	Fifth Third Bancorp	5.631%	1/29/32	120	119
[3]	FirstEnergy Transmission LLC	2.866%	9/15/28	80	73
	FMC Corp.	5.650%	5/18/33	60	59
	Ford Motor Co.	9.625%	4/22/30	5	6
	Ford Motor Credit Co. LLC	2.700%	8/10/26	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	110	103
	Ford Motor Credit Co. LLC	6.800%	5/12/28	320	330
	Ford Motor Credit Co. LLC	7.200%	6/10/30	95	100
[3]	Fortrea Holdings Inc.	7.500%	7/1/30	45	45
	Fox Corp.	6.500%	10/13/33	162	170
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	205	193
	Frontier Communications Holdings LLC	5.875%	11/1/29	75	65
[3]	Frontier Communications Holdings LLC	6.000%	1/15/30	200	174
[3]	Frontier Communications Holdings LLC	8.625%	3/15/31	290	299
[3]	Garrett Motion Holdings Inc.	7.750%	5/31/32	90	91
[3]	Gates Corp.	6.875%	7/1/29	110	112
	GE HealthCare Technologies Inc.	5.650%	11/15/27	250	253
	General Motors Financial Co. Inc.	4.350%	1/17/27	275	268
	General Motors Financial Co. Inc.	5.000%	4/9/27	125	124
	General Motors Financial Co. Inc.	5.350%	7/15/27	45	45
	General Motors Financial Co. Inc.	3.850%	1/5/28	50	47
	General Motors Financial Co. Inc.	5.550%	7/15/29	165	165
	General Motors Financial Co. Inc.	5.850%	4/6/30	120	121
	General Motors Financial Co. Inc.	5.750%	2/8/31	165	165
	General Motors Financial Co. Inc.	6.400%	1/9/33	60	62
[3]	Genesee & Wyoming Inc.	6.250%	4/15/32	170	169
	Genesis Energy LP	8.250%	1/15/29	150	155
	Genesis Energy LP	7.875%	5/15/32	65	66
	Georgia Power Co.	3.250%	3/30/27	100	95
	Georgia Power Co.	4.700%	5/15/32	20	19
	Georgia Power Co.	4.950%	5/17/33	122	119
[3]	Georgia-Pacific LLC	2.300%	4/30/30	50	43
[3]	Global Atlantic Fin Co.	7.950%	6/15/33	230	252
	Global Payments Inc.	2.150%	1/15/27	40	37
	Global Payments Inc.	5.400%	8/15/32	150	147
	Goldman Sachs Group Inc.	5.727%	4/25/30	275	280
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	260	261
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	250	232
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	345	314
[3]	Graphic Packaging International LLC	3.750%	2/1/30	150	134
[3]	Gray Television Inc.	7.000%	5/15/27	470	433
[3]	Greystar Real Estate Partners LLC	7.750%	9/1/30	25	26
	Haleon US Capital LLC	3.625%	3/24/32	15	13
[3]	Hanesbrands Inc.	9.000%	2/15/31	275	288
	HCA Inc.	3.625%	3/15/32	100	88
	Helmerich & Payne Inc.	2.900%	9/29/31	30	25
[3]	Herc Holdings Inc.	6.625%	6/15/29	105	106
	Hess Corp.	7.300%	8/15/31	5	6
[3]	Hess Midstream Operations LP	6.500%	6/1/29	120	122
	Highwoods Realty LP	7.650%	2/1/34	108	116
	Hillenbrand Inc.	6.250%	2/15/29	150	151
[3]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	30	30
[3]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	55	50
	Home Depot Inc.	4.875%	6/25/27	20	20
	Home Depot Inc.	4.750%	6/25/29	130	129
[3]	HUB International Ltd.	7.250%	6/15/30	50	51
[3]	HUB International Ltd.	7.375%	1/31/32	155	157
	Huntington Bancshares Inc.	5.023%	5/17/33	35	33
	Hyatt Hotels Corp.	5.250%	6/30/29	5	5
[3]	Imola Merger Corp.	4.750%	5/15/29	410	384
	Ingersoll Rand Inc.	5.197%	6/15/27	30	30
	Ingersoll Rand Inc.	5.176%	6/15/29	30	30
	Ingersoll Rand Inc.	5.450%	6/15/34	20	20
[3]	Insight Enterprises Inc.	6.625%	5/15/32	55	56

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	4.875%	2/10/28	80	80
	Intel Corp.	5.125%	2/10/30	140	141
	Intel Corp.	5.200%	2/10/33	30	30
	Intercontinental Exchange Inc.	2.100%	6/15/30	40	34
	Intercontinental Exchange Inc.	5.250%	6/15/31	100	101
	IQVIA Inc.	6.250%	2/1/29	220	226
[3]	ITC Holdings Corp.	4.950%	9/22/27	370	367
	Jacobs Engineering Group Inc.	5.900%	3/1/33	100	100
	JBS USA Holding Lux Sarl	5.750%	4/1/33	30	30
[3]	JBS USA Holding Lux Sarl	6.750%	3/15/34	52	55
	JPMorgan Chase & Co.	1.578%	4/22/27	150	140
	JPMorgan Chase & Co.	1.470%	9/22/27	187	172
	JPMorgan Chase & Co.	5.571%	4/22/28	100	101
	JPMorgan Chase & Co.	4.323%	4/26/28	50	49
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	50	48
	JPMorgan Chase & Co.	5.012%	1/23/30	270	268
	JPMorgan Chase & Co.	1.953%	2/4/32	228	186
	JPMorgan Chase & Co.	4.586%	4/26/33	5	5
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	225	210
	KB Home	7.250%	7/15/30	30	31
[3]	KeHE Distributors LLC	9.000%	2/15/29	335	343
	Kenvue Inc.	5.000%	3/22/30	60	60
	Keurig Dr Pepper Inc.	3.200%	5/1/30	50	45
	Keurig Dr Pepper Inc.	5.300%	3/15/34	60	60
	Kilroy Realty LP	6.250%	1/15/36	70	66
[3]	Kinetik Holdings LP	6.625%	12/15/28	250	254
[3]	Kinetik Holdings LP	5.875%	6/15/30	15	15
	Kraft Heinz Foods Co.	3.750%	4/1/30	159	148
	Kyndryl Holdings Inc.	6.350%	2/20/34	40	41
	L3Harris Technologies Inc.	5.250%	6/1/31	160	159
[3]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	100	99
[3]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	110	102
[3,5]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	350	353
	Lamar Media Corp.	3.750%	2/15/28	200	187
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/30	603	547
[3]	Level 3 Financing Inc.	4.250%	7/1/28	120	43
[3]	Level 3 Financing Inc.	3.875%	11/15/29	100	30
[3]	Level 3 Financing Inc.	10.500%	5/15/30	255	254
[3]	LifePoint Health Inc.	11.000%	10/15/30	305	336
[3]	Lithia Motors Inc.	4.625%	12/15/27	110	105
[3]	Lithia Motors Inc.	3.875%	6/1/29	200	180
[3]	Live Nation Entertainment Inc.	4.875%	11/1/24	85	85
[3]	Live Nation Entertainment Inc.	5.625%	3/15/26	120	119
[3]	Live Nation Entertainment Inc.	6.500%	5/15/27	110	111
[3]	Live Nation Entertainment Inc.	3.750%	1/15/28	150	140
	Lockheed Martin Corp.	5.250%	1/15/33	229	233
	LPL Holdings Inc.	6.750%	11/17/28	140	147
	M&T Bank Corp.	4.553%	8/16/28	686	657
	M&T Bank Corp.	7.413%	10/30/29	161	169
	M&T Bank Corp.	6.082%	3/13/32	704	702
	M&T Bank Corp.	5.053%	1/27/34	53	49
	Marathon Oil Corp.	5.300%	4/1/29	110	110
	Marriott International Inc.	4.875%	5/15/29	50	49
[3]	Match Group Holdings II LLC	4.625%	6/1/28	172	161
[3]	Match Group Holdings II LLC	5.625%	2/15/29	15	14
[3]	Match Group Holdings II LLC	4.125%	8/1/30	8	7
[3]	McAfee Corp.	7.375%	2/15/30	185	171
[3]	Medline Borrower LP	3.875%	4/1/29	155	143
[3]	Medline Borrower LP	6.250%	4/1/29	270	273
[3]	Medline Borrower LP	5.250%	10/1/29	100	95
	MGM Resorts International	6.500%	4/15/32	465	463
[3]	Michaels Cos. Inc.	5.250%	5/1/28	65	52
[3]	Mileage Plus Holdings LLC	6.500%	6/20/27	945	947
[3]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	80	80
	Mondelez International Inc.	2.750%	4/13/30	28	25
[4]	Morgan Stanley	1.512%	7/20/27	180	166
	Morgan Stanley	2.475%	1/21/28	100	93
[4]	Morgan Stanley	5.652%	4/13/28	160	162
	Morgan Stanley	5.123%	2/1/29	50	50
[4]	Morgan Stanley	5.164%	4/20/29	300	299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.173%	1/16/30	260	259
[4]	Morgan Stanley	1.794%	2/13/32	25	20
	Morgan Stanley	4.889%	7/20/33	50	48
	Morgan Stanley	5.466%	1/18/35	50	50
	Morgan Stanley	5.297%	4/20/37	40	38
[4]	Morgan Stanley Bank NA	5.504%	5/26/28	250	252
	MPT Operating Partnership LP	5.250%	8/1/26	150	137
	MPT Operating Partnership LP	3.500%	3/15/31	75	49
	Nasdaq Inc.	5.350%	6/28/28	250	252
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	60	55
[3]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	75	75
	Navient Corp.	4.875%	3/15/28	58	53
	Navient Corp.	9.375%	7/25/30	235	247
[3]	NCL Corp. Ltd.	5.875%	2/15/27	215	212
[3]	NCL Corp. Ltd.	8.125%	1/15/29	20	21
[3]	NCL Corp. Ltd.	7.750%	2/15/29	35	36
[3]	NCL Finance Ltd.	6.125%	3/15/28	150	148
	Netflix Inc.	5.875%	11/15/28	458	472
	Newell Brands Inc.	6.375%	9/15/27	269	265
	Newell Brands Inc.	6.625%	9/15/29	56	55
	Newell Brands Inc.	6.875%	4/1/36	50	45
	Newell Brands Inc.	7.000%	4/1/46	175	142
	Newmont Corp.	2.800%	10/1/29	150	135
[3]	News Corp.	3.875%	5/15/29	345	318
[3]	Nexstar Media Inc.	5.625%	7/15/27	235	223
[3]	Nexstar Media Inc.	4.750%	11/1/28	120	107
[3]	NextEra Energy Operating Partners LP	4.250%	7/15/24	373	373
	NiSource Inc.	5.250%	3/30/28	30	30
	NiSource Inc.	5.200%	7/1/29	205	204
	NiSource Inc.	5.400%	6/30/33	20	20
	NNN REIT Inc.	5.600%	10/15/33	50	50
[3]	Novelis Corp.	3.250%	11/15/26	200	188
[3]	Novelis Corp.	4.750%	1/30/30	61	57
[3]	Novelis Corp.	3.875%	8/15/31	171	148
	Nucor Corp.	3.125%	4/1/32	10	9
	Occidental Petroleum Corp.	6.625%	9/1/30	50	52
	Occidental Petroleum Corp.	6.125%	1/1/31	25	26
	Occidental Petroleum Corp.	6.600%	3/15/46	10	10
	OGE Energy Corp.	5.450%	5/15/29	80	81
[3]	Olympus Water US Holding Corp.	4.250%	10/1/28	165	150
[3]	Olympus Water US Holding Corp.	9.750%	11/15/28	230	244
[3]	Olympus Water US Holding Corp.	6.250%	10/1/29	140	128
[3]	Olympus Water US Holding Corp.	7.250%	6/15/31	250	249
	OneMain Finance Corp.	3.500%	1/15/27	440	412
	OneMain Finance Corp.	3.875%	9/15/28	75	67
	OneMain Finance Corp.	9.000%	1/15/29	100	105
	OneMain Finance Corp.	7.875%	3/15/30	155	160
	ONEOK Inc.	5.550%	11/1/26	40	40
	ONEOK Inc.	5.800%	11/1/30	55	56
	Oracle Corp.	6.250%	11/9/32	50	53
[3]	Organon & Co.	4.125%	4/30/28	251	233
[3]	Organon & Co.	5.125%	4/30/31	10	9
[3]	Organon & Co.	6.750%	5/15/34	70	70
[3]	Organon & Co.	7.875%	5/15/34	25	26
[3]	Outfront Media Capital LLC	4.250%	1/15/29	210	191
[3]	Outfront Media Capital LLC	7.375%	2/15/31	300	313
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	50	50
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	140	140
	Pacific Gas & Electric Co.	2.100%	8/1/27	190	172
	Pacific Gas & Electric Co.	6.950%	3/15/34	60	65
[3]	Pactiv Evergreen Group Issuer Inc.	4.000%	10/15/27	140	131
[3]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	100	93
[3]	Panther Escrow Issuer LLC	7.125%	6/1/31	135	137
	Paramount Global	4.950%	1/15/31	298	262
	Paramount Global	4.375%	3/15/43	75	50
	Paramount Global	6.375%	3/30/62	150	132
[3]	Park Intermediate Holdings LLC	7.000%	2/1/30	140	142
	Parker-Hannifin Corp.	3.250%	6/14/29	300	275
[3]	Pattern Energy Operations LP	4.500%	8/15/28	245	227
[3]	Penn Entertainment Inc.	4.125%	7/1/29	140	120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	PennyMac Financial Services Inc.	7.875%	12/15/29	250	258
[3]	Performance Food Group Inc.	5.500%	10/15/27	70	68
[3]	Performance Food Group Inc.	4.250%	8/1/29	160	146
[3]	Permian Resources Operating LLC	7.750%	2/15/26	240	242
[3]	Permian Resources Operating LLC	5.875%	7/1/29	85	84
[3]	Permian Resources Operating LLC	9.875%	7/15/31	25	28
[3]	Permian Resources Operating LLC	7.000%	1/15/32	265	272
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	170	167
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	25	25
	Philip Morris International Inc.	5.125%	11/17/27	20	20
	Philip Morris International Inc.	4.875%	2/15/28	50	50
	Philip Morris International Inc.	4.875%	2/13/29	220	218
	Philip Morris International Inc.	5.625%	11/17/29	20	20
	Philip Morris International Inc.	5.125%	2/15/30	50	50
	Philip Morris International Inc.	5.500%	9/7/30	5	5
	Philip Morris International Inc.	5.750%	11/17/32	20	20
	Phillips 66 Co.	5.250%	6/15/31	85	85
[3]	Phinia Inc.	6.750%	4/15/29	145	147
	Pioneer Natural Resources Co.	1.900%	8/15/30	100	84
	Pioneer Natural Resources Co.	2.150%	1/15/31	60	50
	PNC Financial Services Group Inc.	6.615%	10/20/27	90	92
	PNC Financial Services Group Inc.	5.354%	12/2/28	145	145
	PNC Financial Services Group Inc.	5.582%	6/12/29	150	152
	PNC Financial Services Group Inc.	5.492%	5/14/30	420	422
	PNC Financial Services Group Inc.	6.037%	10/28/33	250	258
	PNC Financial Services Group Inc.	5.068%	1/24/34	10	10
	PNC Financial Services Group Inc.	6.875%	10/20/34	100	109
	PNC Financial Services Group Inc.	5.676%	1/22/35	175	176
[3]	Post Holdings Inc.	5.500%	12/15/29	82	79
[3]	Post Holdings Inc.	6.250%	2/15/32	220	221
	Prudential Financial Inc.	6.500%	3/15/54	50	51
	Public Storage Operating Co.	1.950%	11/9/28	100	88
	Range Resources Corp.	8.250%	1/15/29	350	363
	Realty Income Corp.	2.200%	6/15/28	192	172
	Realty Income Corp.	2.700%	2/15/32	45	37
	Regions Financial Corp.	5.722%	6/6/30	220	220
	Republic Services Inc.	5.000%	4/1/34	40	39
[3]	RHP Hotel Properties LP	6.500%	4/1/32	150	150
[3]	Rocket Mortgage LLC	3.625%	3/1/29	250	227
[3]	Rocket Software Inc.	9.000%	11/28/28	255	260
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	200	184
[3]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	353	373
[3]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	30	32
[3]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	240	249
	RTX Corp.	5.750%	11/8/26	500	505
	RTX Corp.	2.250%	7/1/30	250	213
	Ryder System Inc.	6.600%	12/1/33	125	133
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	445	427
	Sabra Health Care LP	3.200%	12/1/31	30	25
	Sally Holdings LLC	6.750%	3/1/32	25	25
	Santander Holdings USA Inc.	6.499%	3/9/29	10	10
	SBA Communications Corp.	3.875%	2/15/27	200	191
	SBA Communications Corp.	3.125%	2/1/29	100	89
[3]	Schlumberger Holdings Corp.	5.000%	5/29/27	230	229
[3]	Scripps Escrow Inc.	5.875%	7/15/27	85	51
[3]	Scripps Escrow II Inc.	5.375%	1/15/31	15	7
	Seagate HDD Cayman	8.250%	12/15/29	55	59
	Seagate HDD Cayman	8.500%	7/15/31	40	43
[3]	Sealed Air Corp.	4.000%	12/1/27	380	357
[3]	Sealed Air Corp.	6.125%	2/1/28	55	55
[3]	Sealed Air Corp.	5.000%	4/15/29	255	243
[3]	Sealed Air Corp.	7.250%	2/15/31	300	309
[3]	Sensata Technologies Inc.	6.625%	7/15/32	200	201
	Service Corp. International	3.375%	8/15/30	380	331
[3]	Sirius XM Radio Inc.	4.000%	7/15/28	200	181
[3]	Six Flags Entertainment Corp.	6.625%	5/1/32	130	132
	Southern California Edison Co.	5.200%	6/1/34	120	117
[4]	Southern Co.	3.700%	4/30/30	75	69
[3]	Spirit AeroSystems Inc.	9.375%	11/30/29	202	218
[3]	Spirit AeroSystems Inc.	9.750%	11/15/30	460	507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sprint Capital Corp.	6.875%	11/15/28	210	223
	Sprint Capital Corp.	8.750%	3/15/32	200	241
[3]	SS&C Technologies Inc.	5.500%	9/30/27	95	94
[3]	Star Parent Inc.	9.000%	10/1/30	175	184
[3]	Starwood Property Trust Inc.	7.250%	4/1/29	200	202
[3]	Station Casinos LLC	6.625%	3/15/32	80	80
[3]	Summit Materials LLC	7.250%	1/15/31	150	155
[3]	Sunoco LP	7.000%	9/15/28	175	179
	Take-Two Interactive Software Inc.	3.700%	4/14/27	10	10
[3]	Tallgrass Energy Partners LP	7.375%	2/15/29	625	628
	Tapestry Inc.	7.350%	11/27/28	100	104
	Targa Resources Corp.	6.150%	3/1/29	105	108
	Targa Resources Corp.	6.125%	3/15/33	45	46
	Targa Resources Corp.	6.500%	3/30/34	105	111
	Targa Resources Partners LP	4.000%	1/15/32	8	7
	Teledyne Technologies Inc.	2.750%	4/1/31	20	17
	Tenet Healthcare Corp.	5.125%	11/1/27	100	98
	Tenet Healthcare Corp.	6.125%	10/1/28	196	195
	Tenet Healthcare Corp.	4.250%	6/1/29	40	37
	Tenet Healthcare Corp.	6.750%	5/15/31	315	320
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	95	94
	T-Mobile USA Inc.	2.625%	2/15/29	153	137
	T-Mobile USA Inc.	3.375%	4/15/29	100	92
	T-Mobile USA Inc.	3.875%	4/15/30	115	108
[3]	TopBuild Corp.	3.625%	3/15/29	125	113
	Toyota Motor Credit Corp.	5.100%	3/21/31	195	195
[3]	TransDigm Inc.	6.750%	8/15/28	615	623
[3]	TransDigm Inc.	6.375%	3/1/29	234	235
[3]	TransDigm Inc.	6.875%	12/15/30	80	82
[3]	TransDigm Inc.	7.125%	12/1/31	200	206
[3]	TransDigm Inc.	6.625%	3/1/32	8	8
[3]	Transocean Inc.	8.250%	5/15/29	60	60
[3]	Transocean Inc.	8.750%	2/15/30	486	510
[3]	Transocean Inc.	8.500%	5/15/31	235	235
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/28	35	36
[3]	Triumph Group Inc.	9.000%	3/15/28	154	162
[4]	Truist Financial Corp.	7.161%	10/30/29	60	64
[4]	Truist Financial Corp.	6.123%	10/28/33	15	15
[3]	UKG Inc.	6.875%	2/1/31	165	167
[3]	United Airlines Inc.	4.375%	4/15/26	85	82
[3]	United Airlines Inc.	4.625%	4/15/29	73	68
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	149	149
[3]	United Natural Foods Inc.	6.750%	10/15/28	340	307
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	340	338
[3]	United Wholesale Mortgage LLC	5.500%	4/15/29	50	47
	UnitedHealth Group Inc.	5.350%	2/15/33	20	20
[3]	Univision Communications Inc.	8.000%	8/15/28	400	390
[3]	Univision Communications Inc.	7.375%	6/30/30	195	182
[3]	Univision Communications Inc.	8.500%	7/31/31	120	117
	US Bancorp	4.653%	2/1/29	1,400	1,371
	US Bancorp	5.384%	1/23/30	60	60
	US Bancorp	4.839%	2/1/34	250	237
	US Bancorp	5.836%	6/12/34	100	101
	US Bancorp	5.678%	1/23/35	165	166
[3]	US Foods Inc.	6.875%	9/15/28	15	15
[3]	US Foods Inc.	4.750%	2/15/29	337	320
[3]	USI Inc.	7.500%	1/15/32	135	137
[3]	Vail Resorts Inc.	6.500%	5/15/32	400	405
[3]	Valaris Ltd.	8.375%	4/30/30	505	523
[3]	Velocity Vehicle Group LLC	8.000%	6/1/29	50	51
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	250	228
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	155	157
[3]	Venture Global LNG Inc.	8.125%	6/1/28	95	98
[3]	Venture Global LNG Inc.	9.500%	2/1/29	635	695
[3]	Venture Global LNG Inc.	8.375%	6/1/31	60	62
[3]	Venture Global LNG Inc.	9.875%	2/1/32	180	196
[3]	Veralto Corp.	5.500%	9/18/26	230	230
	Verizon Communications Inc.	1.680%	10/30/30	50	41
[3]	Viper Energy Inc.	7.375%	11/1/31	85	88
[4]	Virginia Electric & Power Co.	2.875%	7/15/29	90	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric & Power Co.	5.000%	1/15/34	200	194
[3]	Vistra Operations Co. LLC	5.125%	5/13/25	10	10
[3]	Vistra Operations Co. LLC	5.625%	2/15/27	130	128
[3]	Vistra Operations Co. LLC	5.000%	7/31/27	80	77
[3]	Vistra Operations Co. LLC	4.375%	5/1/29	205	191
[3]	Vistra Operations Co. LLC	7.750%	10/15/31	125	130
[3]	Vistra Operations Co. LLC	6.875%	4/15/32	85	86
[3]	Vital Energy Inc.	7.750%	7/31/29	275	277
[3]	Vital Energy Inc.	7.875%	4/15/32	115	117
	VMware LLC	1.800%	8/15/28	30	26
	VMware LLC	4.700%	5/15/30	161	156
	VMware LLC	2.200%	8/15/31	60	49
	Warnermedia Holdings Inc.	3.755%	3/15/27	16	15
	Warnermedia Holdings Inc.	4.054%	3/15/29	205	189
	Warnermedia Holdings Inc.	4.279%	3/15/32	50	44
[4]	Wells Fargo & Co.	4.100%	6/3/26	100	97
[4]	Wells Fargo & Co.	2.393%	6/2/28	125	115
[4]	Wells Fargo & Co.	5.574%	7/25/29	110	111
[4]	Wells Fargo & Co.	4.897%	7/25/33	75	72
	Wells Fargo & Co.	5.389%	4/24/34	125	124
[4]	Wells Fargo & Co.	5.557%	7/25/34	70	70
	Wells Fargo & Co.	6.491%	10/23/34	100	107
[4]	Wells Fargo Bank NA	5.450%	8/7/26	100	100
[3]	WESCO Distribution Inc.	6.375%	3/15/29	200	201
[3]	WESCO Distribution Inc.	6.625%	3/15/32	160	162
	Williams Cos. Inc.	4.900%	3/15/29	625	616
[3]	Williams Scotsman Inc.	7.375%	10/1/31	30	31
[3]	WMG Acquisition Corp.	3.750%	12/1/29	370	335
[3]	WR Grace Holdings LLC	5.625%	8/15/29	265	244
[3]	WR Grace Holdings LLC	7.375%	3/1/31	325	329
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	300	279
[3]	Xerox Holdings Corp.	8.875%	11/30/29	205	196
					95,865
Zambia (0.2%)
[3]	First Quantum Minerals Ltd.	9.375%	3/1/29	305	319
Total Corporate Bonds (Cost $118,655)					119,604
Floating Rate Loan Interests (2.2%)
Canada (0.0%)
[6]	1011778 B.C. Unlimited Liability Co. B-5 Term Loan, TSFR1M + 2.250%	7.572%	9/23/30	15	15
United States (2.2%)
[6]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.336%	4/20/28	491	507
[6]	AmWINS Group Inc. Term Loan, TSFR1M + 2.250%	7.708%	2/19/28	45	45
[6]	Asurion LLC B-11 Term Loan, TSFR1M + 4.250%	9.694%	8/19/28	199	197
[6]	Bausch + Lomb Corp. Initial Term Loan, TSFR1M + 3.250%	8.689%	5/10/27	85	84
[6]	Bausch Health Cos. Inc. Second Amendment Term Loan, TSFR1M + 5.250%	10.694%	2/1/27	50	45
[6]	Boost Newco Borrower LLC Initial Term Loan, TSFR3M + 3.000%	8.335%	1/31/31	10	10
[6]	Chemours Co. Tranche B-3 Term Loan, TSFR1M + 3.500%	8.844%	8/18/28	165	164
[6]	Cloud Software Group Inc. Term Loan B, TSFR1M + 4.500%	9.944%	3/29/29	25	25
[6]	Cotiviti Inc. Term Loan, TSFR1M + 3.250%	8.579%	5/1/31	50	50
[6]	DaVita Inc. Tranche B-1 Term Loan, TSFR1M + 1.750%	7.208%	8/12/26	26	26
[6]	Endo Finance Holdings Inc. Initial Term Loan, TSFR3M + 4.500%	9.826%	4/23/31	280	279
[6]	First Student Bidco Inc. B-2 Term Loan, TSFR3M + 3.000%	8.435%	7/21/28	36	35
[6]	First Student Bidco Inc. Initial Term Loan B, TSFR3M + 3.000%	8.564%	7/21/28	397	397
[6]	First Student Bidco Inc. Initial Term Loan C, TSFR3M + 3.000%	8.564%	7/21/28	122	122
[6]	Frontier Communications Holdings LLC Term Loan B, TSFR1M + 3.500%	8.763%	6/20/31	55	55
[6]	Grant Thornton Advisors LLC Initial Term Loan, TSFR3M + 3.250%	8.597%	6/2/31	95	95
[6]	Hub International Ltd. Incremental Term Loan, TSFR3M + 3.250%	8.575%	6/20/30	70	70
[6]	McAfee Corp. Term Loan B, TSFR1M + 3.750%	9.193%	3/1/29	187	187
[6]	Medline Borrower LP Term Loan, TSFR1M + 2.750%	8.094%	10/23/28	72	72
[6]	MI Windows & Doors LLC Incremental Term Loan, TSFR1M + 3.500%	8.844%	3/28/31	20	20
[6]	Mileage Plus Holdings LLC Initial Term Loan, TSFR3M + 5.250%	10.744%	6/21/27	60	61
[6]	NCR Atleos LLC Term Loan B, TSFR3M + 4.750%	10.180%	3/27/29	84	85
[6]	SBA Senior Finance II LLC Initial Term Loan, TSFR1M + 2.000%	7.350%	1/25/31	170	170
[6]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 3.000%	8.335%	6/30/31	195	195
[6]	SkyMiles IP Ltd. Initial Term Loan, TSFR3M + 3.750%	9.075%	10/20/27	32	33
[6]	Star Parent Inc. Term Loan, TSFR3M + 4.000%	9.309%	9/27/30	234	234
[6]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	10.086%	5/6/32	220	224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	United AirLines Inc. Term Loan B, TSFR1M + 2.750%	8.094%	2/22/31	30	30
[6]	Wyndham Hotels & Resorts Inc. Term Loan B, TSFR1M + 1.750%	7.172%	5/24/30	88	88
					3,605
Total Floating Rate Loan Interests (Cost $3,591)					3,620
Sovereign Bonds (17.2%)
Argentina (0.6%)
[4]	Argentine Republic	3.625%	7/9/35	625	262
[4]	Argentine Republic	4.250%	1/9/38	884	407
[4]	Argentine Republic	3.500%	7/9/41	165	64
[4]	Argentine Republic	3.625%	7/9/46	35	15
[4]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	200	195
					943
Azerbaijan (0.1%)
[4,7]	Southern Gas Corridor CJSC	6.875%	3/24/26	200	202
Bahrain (0.3%)
[3,4]	Kingdom of Bahrain	7.500%	2/12/36	450	458
Brazil (1.3%)
	Federative Republic of Brazil	3.875%	6/12/30	2,430	2,145
Bulgaria (0.1%)
[8]	Republic of Bulgaria	4.375%	5/13/31	120	133
Chile (0.4%)
[4]	Corp. Nacional del Cobre de Chile	5.125%	2/2/33	520	492
[4]	Empresa Nacional del Petroleo	5.250%	11/6/29	200	195
					687
Colombia (2.0%)
	Ecopetrol SA	8.625%	1/19/29	983	1,032
[4]	Republic of Colombia	4.500%	3/15/29	500	456
[4]	Republic of Colombia	3.000%	1/30/30	1,848	1,511
[4]	Republic of Colombia	8.750%	11/14/53	200	210
					3,209
Costa Rica (0.2%)
[3,4]	Republic of Costa Rica	7.300%	11/13/54	300	313
Dominican Republic (0.5%)
[4]	Dominican Republic	6.000%	7/19/28	900	893
Ecuador (0.1%)
[4]	Republic of Ecuador	6.000%	7/31/30	360	223
Egypt (0.4%)
[4]	Arab Republic of Egypt	8.500%	1/31/47	200	149
[4]	Arab Republic of Egypt	8.700%	3/1/49	450	337
[4]	Arab Republic of Egypt	8.750%	9/30/51	200	150
					636
El Salvador (0.1%)
[4]	Republic of El Salvador	8.625%	2/28/29	85	75
[3,4]	Republic of El Salvador	9.250%	4/17/30	150	133
					208
Germany (0.0%)
[8]	Federal Republic of Germany	1.250%	8/15/48	97	77
Guatemala (0.3%)
[4]	Republic of Guatemala	5.250%	8/10/29	500	481
Hungary (0.1%)
[4,8]	Republic of Hungary	0.125%	9/21/28	200	182
Indonesia (0.1%)
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	200	185
Israel (0.1%)
	State of Israel	5.750%	3/12/54	210	188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ivory Coast (0.4%)
[4]	Ivory Coast Government Bond	5.750%	12/31/32	430	401
[4,8]	Ivory Coast Government Bond	6.625%	3/22/48	400	332
					733
Jordan (0.2%)
[4]	Hashemite Kingdom of Jordan	7.750%	1/15/28	300	296
Latvia (0.2%)
[3,4]	Republic of Latvia	5.125%	7/30/34	300	295
Mexico (2.4%)
	Petroleos Mexicanos	6.875%	8/4/26	265	260
	Petroleos Mexicanos	6.500%	3/13/27	500	476
	Petroleos Mexicanos	6.500%	6/2/41	46	31
	Petroleos Mexicanos	5.625%	1/23/46	800	483
	Petroleos Mexicanos	6.750%	9/21/47	294	193
[4]	United Mexican States	2.659%	5/24/31	938	771
[4]	United Mexican States	6.350%	2/9/35	1,325	1,333
[4]	United Mexican States	4.400%	2/12/52	550	400
					3,947
Morocco (0.3%)
[4]	Kingdom of Morocco	4.000%	12/15/50	690	473
Oman (0.9%)
[4]	Oman Government Bond	4.750%	6/15/26	1,000	979
[4]	Oman Government Bond	6.500%	3/8/47	200	200
[4]	Oman Government Bond	6.750%	1/17/48	300	306
					1,485
Panama (0.4%)
[4]	Republic of Panama	3.870%	7/23/60	1,055	600
Paraguay (0.6%)
[4]	Paraguay Government Bond	4.700%	3/27/27	400	389
[4]	Paraguay Government Bond	2.739%	1/29/33	200	161
[4]	Paraguay Government Bond	3.849%	6/28/33	600	520
					1,070
Peru (0.4%)
[4]	Petroleos del Peru SA	5.625%	6/19/47	200	127
[4]	Republic of Peru	2.783%	1/23/31	545	467
					594
Philippines (0.3%)
	Republic of the Philippines	2.457%	5/5/30	500	431
Romania (0.8%)
[4,8]	Republic of Romania	6.625%	9/27/29	200	229
[4,8]	Republic of Romania	1.750%	7/13/30	700	610
[3,8]	Republic of Romania	5.375%	3/22/31	380	404
					1,243
Saudi Arabia (1.4%)
[3,4]	Kingdom of Saudi Arabia	5.750%	1/16/54	2,350	2,272
Serbia (0.2%)
[4]	Serbia International Bond	6.250%	5/26/28	400	405
South Africa (0.6%)
	Republic of South Africa	4.300%	10/12/28	235	216
	Republic of South Africa	4.850%	9/30/29	800	733
					949
Turkey (0.8%)
	Republic of Turkiye	9.375%	3/14/29	200	217
	Republic of Turkiye	5.950%	1/15/31	420	389
	Republic of Turkiye	4.875%	4/16/43	1,040	732
					1,338
Ukraine (0.1%)
[4,9]	Ukraine Government Bond	7.750%	9/1/26	350	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Uzbekistan (0.5%)
[4]	Republic of Uzbekistan International Bond	7.850%	10/12/28	600	619
[4]	Republic of Uzbekistan International Bond	5.375%	2/20/29	227	212
					831
Total Sovereign Bonds (Cost $28,061)					28,234
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[10]	Vanguard Market Liquidity Fund (Cost $1,333)	5.380%		13,326	1,333
Total Investments (99.7%) (Cost $162,362)					163,472
Other Assets and Liabilities—Net (0.3%)					425
Net Assets (100%)					163,897
Cost is in $000.
1	Securities with a value of $518,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $157,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $70,050,000, representing 42.7% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2024.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Guaranteed by the Republic of Azerbaijan.
8	Face amount denominated in euro.
9	Non-income-producing security—security in default.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2024	16	3,268	5
10-Year U.S. Treasury Note	September 2024	47	5,169	36
Long U.S. Treasury Bond	September 2024	3	355	3
Ultra 10-Year U.S. Treasury Note	September 2024	31	3,519	11
Ultra Long U.S. Treasury Bond	September 2024	2	251	(1)
				54

Short Futures Contracts
5-Year U.S. Treasury Note	September 2024	(99)	(10,551)	(49)
Euro-Bobl	September 2024	(6)	(748)	(7)
Euro-Bund	September 2024	(4)	(564)	(7)
Euro-Buxl	September 2024	(2)	(279)	(4)
				(67)
				(13)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	7/18/24	EUR	35	USD	39	—	—
Barclays Bank plc	7/18/24	EUR	11	USD	12	—	—
Toronto-Dominion Bank	7/18/24	EUR	8	USD	9	—	—
UBS AG	7/18/24	MXN	283	USD	16	—	(1)
State Street Bank & Trust Co.	7/18/24	USD	2,052	EUR	1,881	35	—
Barclays Bank plc	7/18/24	USD	53	EUR	50	—	—
JPMorgan Chase Bank, N.A.	7/18/24	USD	11	EUR	10	—	—
Morgan Stanley Capital Services LLC	7/18/24	USD	7	EUR	6	—	—
Toronto-Dominion Bank	7/18/24	USD	6	EUR	5	—	—
						35	(1)
EUR—euro.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S42-V1	6/20/29	USD	6,750	5.000	433	12
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Panama/Baa3	6/20/29	BARC	400	1.000	(14)	(14)	—	—
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	9,706	—	9,706
Asset-Backed/Commercial Mortgage-Backed Securities	—	975	—	975
Corporate Bonds	—	119,604	—	119,604
Floating Rate Loan Interests	—	3,620	—	3,620
Sovereign Bonds	—	28,234	—	28,234
Temporary Cash Investments	1,333	—	—	1,333
Total	1,333	162,139	—	163,472

Derivative Financial Instruments
Assets
Futures Contracts[1]	55	—	—	55
Forward Currency Contracts	—	35	—	35
Swap Contracts	12[1]	—	—	12
Total	67	35	—	102
Liabilities
Futures Contracts[1]	68	—	—	68
Forward Currency Contracts	—	1	—	1
Total	68	1	—	69
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.